Non Cash-Items (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Other Significant Noncash Transactions [Line Items]
Marked to market (loss)/gain of listed investments		$ (1.3)	[1]	$ 18.7	[1]	$ (26.4)	[1]
Sibanye Gold spin-off (refer note 9.1), excluding cash transferred		927.3
Shares issued on acquisition of Yilgarn South assets (refer note 3(f))	$ 127.3	$ 127.3

[1]	Includes deferred tax of $1.7 million (2012: $1.0 million and 2011: $2.8 million).